PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Cost:
Furniture and equipment	$ 2,930,000		$ 2,633,000
Accumulated depreciation	(2,114,000)		(1,827,000)
Property and equipment, net	$ 816,000	$ 789,000	$ 806,000
Furniture and Fixtures [Member] | Maximum [Member]
Cost:
Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Cost:
Useful Life	3 years